Long-term and short-term loans issued (Tables)	12 Months Ended
Dec. 31, 2023
Long-term and short-term loans issued
Schedule of long-term and short-term loans issued

As of December 31, 2023, long-term and short-term loans issued consisted of the following:

	Total as of		Net as of
	December 31,	Expected credit	December 31,
	2023	loss allowance	2023
Long-term loans
Convertible loan (Note 28)	4,205	—	4,205
Total long-term loans	4,205	—	4,205
Short-term loans
Loans to legal entities, including SME	9	(9)	—
Loans to individuals	373	(164)	209
Total short-term loans	382	(173)	209

The Convertible loan is denominated in Euro. The Group’s loans to individuals are denominated in Russian rubles.

As of December 31, 2022, long-term and short-term loans consisted of the following:

	Total as of		Net as of
	December 31,	Expected credit	December 31,
	2022	loss allowance	2022
Long-term loans
Loans to legal entities, including SME	871	(28)	843
Total long-term loans	871	(28)	843
Short-term loans
Factoring loans	12,668	(100)	12,568
Loans to legal entities, including SME	1,840	(254)	1,586
Loans to individuals	85	(39)	46
Total short-term loans	14,593	(393)	14,200

Schedule of analysis of credit risk exposure of loans issued and for which ECL allowance is recognised

		As of December 31, 2023		As of December 31, 2022
		Gross		Gross
		amount	ECL	amount	ECL
Not overdue	Stage 1	134	(3)	14,860	(22)
Up to 30 days overdue		41	(4)	112	(2)
30-60 days overdue	Stage 2	23	(3)	180	(118)
60-90 days overdue		27	(6)	18	(2)
90+ days overdue	Stage 3	157	(157)	294	(277)
Total		382	(173)	15,464	(421)

Schedule of analysis of changes in loss allowances for loans

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2023, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2023	(24)	(120)	(277)	(421)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(182)	65	(402)	(519)
Transfers between stages	122	(2)	(120)	—
Amounts written off	—	—	84	84
Assets held for sale	77	48	558	683
ECL allowance as of December 31, 2023	(7)	(9)	(157)	(173)

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2022, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2022	(34)	(5)	(53)	(92)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	—	(112)	(228)	(340)
Transfers between stages	10	(3)	(7)	—
Amounts written off	—	—	11	11
ECL allowance as of December 31, 2022	(24)	(120)	(277)	(421)

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2021, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2021	(5)	(1)	(31)	(37)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(29)	(4)	(30)	(63)
Transfers between stages	—	—	—	—
Amounts written off	—	—	8	8
ECL allowance as of December 31, 2021	(34)	(5)	(53)	(92)